Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Aug. 31, 2015	Aug. 31, 2014
Accounts Payable and Accrued Expenses [Abstract]
Accounts payable	$ 2,000	$ 1,406
Accrued payroll and related expenses	1,581	2,303
Research and development contracts	283	$ 123
Taxes	395
Other	143	$ 446
Accounts payable and accrued expenses	$ 4,402	$ 4,278